Long-term Debt (Tables)	12 Months Ended
Feb. 24, 2018
Debt Disclosure [Abstract]
Schedule of Long-term Debt
The Company's long-term debt as of February 24, 2018 and February 25, 2017, net of debt discounts of $249.6 million and $310.0 million, respectively, and deferred financing costs of $79.7 million and $118.2 million, respectively, consisted of the following (in millions):

	February 24, 2018	February 25, 2017
Albertsons Term Loans, due 2021 to 2023, interest range of 3.0% to 3.25% plus LIBOR	$5,610.7	$5,853.0
Albertsons Senior Unsecured Notes due 2024 and 2025, interest rate of 6.625% and 5.750%, respectively	2,476.1	2,473.0
NALP 7.45% Debentures due 2029	525.5	554.6
Safeway 7.25% Debentures due 2031	576.6	575.6
NALP 8.0% Debentures due 2031	350.8	357.2
NALP 6.52% to 7.15% Medium Term Notes due 2027 - 2028	190.9	257.3
Safeway 5.0% Senior Notes due 2019	269.5	270.1
NALP 8.7% Debentures due 2030	186.6	209.0
NALP 7.75% Debentures due 2026	140.1	174.1
Safeway 7.45% Senior Debentures due 2027	152.5	152.7
Safeway 3.95% Senior Notes due 2020	137.5	137.7
Safeway 4.75% Senior Notes due 2021	130.8	131.0
Safeway 6.35% Notes due 2017	—	101.3
Other financing liabilities, unsecured	242.7	114.9
Mortgage notes payable, secured	20.9	22.4
Total debt	11,011.2	11,383.9
Less current maturities	(66.1)	(203.8)
Long-term portion	$10,945.1	$11,180.1

Schedule of Future Maturities of Long-term Debt
As of February 24, 2018, the future maturities of long-term debt, excluding debt discounts and deferred financing costs, consisted of the following (in millions):

2018	$66.1
2019	333.4
2020	202.1
2021	3,073.7
2022	1,112.6
Thereafter	6,552.6
Total	$11,340.5

Schedule of Interest Expense
Interest expense, net consisted of the following (in millions):

	Fiscal 2017	Fiscal 2016	Fiscal 2015
ABL facility, senior secured and unsecured notes, term loans and debentures	$701.5	$764.3	$777.0
Capital lease obligations	96.3	106.8	97.0
Amortization and write off of deferred financing costs	56.1	84.4	69.3
Amortization and write off of debt discounts	16.0	22.3	12.9
Other interest expense (income)	4.9	26.0	(5.7)
Interest expense, net	$874.8	$1,003.8	$950.5